Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include but are not limited to net realizable value measurement write-downs for inventories, provision of allowance for expected credit losses, useful lives of intangible assets, estimates used in lease accounting, and valuation allowance for deferred tax assets. Changes in estimates are recognized in the period of change and future periods. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c) Foreign currency

The Group maintains its books and records in its local currency, the Japanese YEN (“JPY”), which is the functional currency as being the primary currency of the economic environment in which its operations are conducted. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in other (loss)/income in the consolidated statements of operations and comprehensive loss.

The reporting currency of the Group is the United States Dollars (“US$” or “$”), and the accompanying consolidated financial statements have been expressed in US$. In accordance with Accounting Standards Codification (“ASC”) Topic 830-30, “Translations of Financial Statements”, assets and liabilities of the Group whose functional currency is not US$ are translated into US$, using the exchange rates on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the reporting period. The gains and losses resulting from the translation of consolidated financial statements are recorded as a separate component of accumulated other comprehensive (loss)/income within the consolidated statements of changes in shareholders’ deficit.

Translation of amounts from local currency of the Group into US$1 has been made at the following exchange rates:

	As of July 31,
Spot rate	2025	2026
US$ against JPY	150.60	159.16

	For the years ended July 31,
Average rate	2025	2026
US$ against JPY	148.65	155.75

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and cash in banks that are not subject to withdrawal restrictions, and highly liquid investment with an original maturity of three months or less when purchased to be cash equivalents. As of July 31, 2025 and 2026, all of the Group’s cash were held in bank or other reputable financial institutions located in Japan, which are unrestricted as to withdrawal and use. The Group has not experienced any losses in bank accounts and believes it is not exposed to any credit risks on its cash in bank accounts.

(e) Expected credit losses

ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, replacing the previous incurred loss impairment model, under which allowances were recognized when there was substantial doubt regarding collectability and a loss was considered probable.

The Group’s accounts receivable, other receivables and deposits included in long-term prepaid expenses and other non-current assets are within the scope of ASU No. 2016-13 and the Group used the Current Expected Credit Losses model (“CECL model”) to evaluate expected credit losses. The Group has identified the relevant risk characteristics of its customers and the related receivables included in prepayments and other current assets, which include size, types of the services or the products provided by the Group, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit losses experience, and current economic conditions in assessing the lifetime expected credit losses. Additionally, external data and macroeconomic factors are considered. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. The Group compares its current estimate of expected credit losses with the previously recorded estimate and adjusts the allowance for credit losses to reflect management’s updated assessment of expected credit losses. The balance of these financial assets is written off after all collection efforts have been exhausted. For the years ended July 31, 2025 and 2026, the Group recognized nil credit loss during either period.

(f) Accounts receivable

Accounts receivable are stated at the original amount less allowance for expected credit losses. Accounts receivable are recognized in the period when the Group has delivered the products and services to its customers and when its right to consideration is unconditional. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the provision for credit losses. As of July 31, 2025 and 2026, no allowance for expected credit losses for the Group’s accounts receivable was recognized.

(g) Inventories

Inventories consisting of merchandise, such as hygiene masks and other hygiene products, are stated at the lower of cost or net realizable value. Inventory cost includes the purchase price from exclusive contract manufacturer and third-party suppliers. Cost of inventories is computed using weighted average method. Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expected demand, anticipated sales price, product obsolescence, and other factors. The Group periodically reviews its inventories for excess or slow-moving items and records write-downs as necessary to properly reflect inventory value. The Group recorded inventory write-downs of US$106,113 and US$121,385 for the years ended July 31, 2025 and 2026, respectively.

(h) Intangible assets, net

Intangible assets, net with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset class are as follows:

Category	Estimated useful lives
Patents and trademarks	8 years

Some of the patents and trademarks were internally developed by the Group, while others were acquired through purchase. Intangible assets are initially recognized at cost upon acquisition. After initial recognition, the Group amortizes these costs on straight-line basis over their useful lives. Amortization expenses are included in general and administrative expenses.

The estimated useful lives of intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives may have changed. The estimated useful lives of intangible assets did not change during the years ended July 31, 2025 and 2026. Amortization expenses were US$214 and US$4,291 for the years ended July 31, 2025 and 2026, respectively.

(i) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, which is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. For the years ended July 31, 2025 and 2026, the Group did not recognize any impairment loss on its long-lived assets.

(j) Fair value measurement

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — Quoted prices in active markets for identical assets and liabilities;

●	Level 2 — Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Group considers the carrying amounts of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other receivables and other current assets, accounts payable, accrued expenses and other current liabilities and other non-current liabilities, approximate the fair value of the respective assets and liabilities as of July 31, 2025 and 2026 owing to their short-term or present value nature or present value of the assets and liabilities. For short-term borrowings and long-term borrowings, fair value approximates their carrying value at the year-end/period-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the host contracts approximate market rates. For the years ended July 31, 2025 and 2026, there were no transfers between different levels of inputs used to measure fair value. All fair value measurements were classified within Level 3 of the fair value hierarchy.

The Group’s non-financial assets, such as intangible assets and operating lease right-of-use assets, would be measured at fair value only if they were determined to be impaired.

The Group noted no transfers between levels during any of the periods presented.

(k) Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

When the Group acts as a lessee, leases with an initial term of 12 months or less are short-term leases and not recognized as right-of-use (“ROU”) assets and lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease term includes rent holidays and options to extend or terminate the lease when the Group is reasonably certain that the Group will exercise that option. The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the right-of-use assets. Interest expense is determined using the effective interest method. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

(l) Revenue recognition

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by consumption tax. To achieve the core principle of this standard, the Group applied the following five steps:

Step 1: Identification of the contract, or contracts, with the customer;

Step 2: Identification of the performance obligations in the contract;

Step 3: Determination of the transaction price;

Step 4: Allocation of the transaction price to the performance obligations in the contract;

Step 5: Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group currently generates its revenue from the following main sources:

Revenue from Merchandise sales

Revenue from sales of hygiene products primarily consists of sales of hygiene masks and other hygiene products. The Group sells hygiene products to domestic corporate customers and engages in online sales to individual consumers. The Group usually enters into sales orders with customers, in which the Group identifies a single performance obligation to transfer the promised products stated in the sales order. In the normal course of business, the Group’s warranties are limited to product specifications and were accordingly treated as assurance-type warranty and not considered a performance obligation.

Revenues represent the amount of consideration that the Group is entitled to, including products settlement price, net of discounts and returns, if any. The transaction price is variable as adjusted by return allowances, which the Group estimates by using the expected value method and updates to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting periods.

The Group recognizes revenues at a point in time when the products are delivered and accepted by the customers, at which point the control of products are transferred to customers. Significant judgement is required to estimate return allowances. The Group reasonably estimates the possibility of return based on historical experience, changes in judgments on these assumptions and recorded the return allowances in accrued expenses and other current liabilities. The returns allowance was US$2,118 and US$5,707 as of July 31, 2025 and 2026. Revenue is reported on a gross basis, as the Group acts as the principal in these transactions, for which it bears inventory risk, exercises discretion over pricing, and is responsible for fulfilling the obligation to deliver the specified goods to customers.

Revenue from royalty fee

The Group recognizes royalty revenue in accordance with ASC 606, Revenue from Contracts with Customers. Company licensing arrangements typically include a bundle of rights to use patents and trademarks, which are interrelated and inseparable accounted for as a single performance obligation. The transaction price is determined based on agreed contractual terms and may include fixed consideration, variable consideration based on actual sales, production, or other measures, or a combination thereof. Fixed consideration, such as royalties based on a specified time period, is recognized over time as the customer simultaneously receives and consumes the benefits of the license. Revenue from royalty arrangements that include variable consideration based on production, sales, or other usage measures is recognized at the later of when the subsequent sale or usage occurs or when the performance obligation to which the royalty relates has been satisfied, consistent with the sales-based royalty exception under ASC 606. The following table disaggregates the Group’s total revenues by revenue streams:

	For the years ended July 31,
	2025	2026
By revenue types:
Merchandise sales	$396,972	$273,635
Royalty fee	56,374	32,348
Total	$453,346	$305,983

The following tables illustrate the disaggregation of revenue by timing of revenue recognition for the years ended July 31, 2025 and 2026:

	For the years ended July 31,
	2025	2026
Timing of revenue recognition
At a point in time	$396,972	$273,635
Over time	56,374	32,348
Total	$453,346	$305,983

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. Other than accounts receivable, the Group had no contract assets recorded on its consolidated balance sheets as of July 31, 2025 and 2026, respectively.

The table below presents the activity of contract liabilities for the years ended July 31, 2025 and 2026 respectively:

	For the years ended July 31,
	2025	2026
Balance at beginning of the year	$23,794	$13,374
Receipts during the year	43,003	20,131
Revenue recognized	(53,524)	(24,162)
Foreign currency translation	101	(2,160)
Balance at end of the year	$13,374	$7,183

(m) Cost of revenues

Cost of revenues consists of costs directly related to revenue generating activities, which primarily includes product procurement cost, and write-downs for inventories.

(n) Selling and marketing expenses

Selling and marketing expenses primarily consist of (i) shipping and delivery expenses, (ii) advertising and marketing expenses, (iii) payroll expenses of sales personnel, and (iv) other marketing expenses related to sales personnel.

(o) Research and development expenses

Research and development expenses primarily include: (i) salaries and benefits for research and development personnel; (ii) inspecting and testing expenses; and (iii) others, which primarily include use of materials and depreciation expenses.

(q) Employee benefits

The Group recognizes a liability in exchange for employee benefits to be paid in the future and records an expense when the employee renders service and the Group receives the related economic benefits.

Short-term employee benefits

Salaries are usually accrued and paid on a monthly basis and are recognized as an expense.

Bonus payments are recognized when, and only when, the Group has a present legal or constructive obligation to make such payments as a result of past events and reliable estimate of the obligation can be made.

(r) Income taxes

The Group accounts for income taxes under ASC 740, “Income Taxes”. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The provision for income taxes consists of taxes currently due plus deferred taxes. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes in its consolidated statements of operations and comprehensive loss for the years ended July 31, 2025 and 2026, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(s) Comprehensive loss

The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive income in a full set of consolidated financial statements. Comprehensive income is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Group’s comprehensive loss includes net loss and other comprehensive income or loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net income.

(t) Loss per share

Basic loss per share is computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive. For the years ended July 31, 2025 and 2026, there were no dilutive shares.

(u) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that it only has one operating segment.

The primary measure of segment revenue and profitability for the Group’s operating segment is considered to be revenue and net income. Significant segment expenses reviewed by the CODM on a regular basis included within net income include cost of sales, selling and marketing expenses, general and administrative expenses which are separately presented on the Group’s consolidated statements of operations and comprehensive loss. Other segment items within net income include financial expenses, net, other income or loss, net, and income tax expense. CODM uses segment profit or loss to monitor budget versus actual results, and also in competitive analysis by benchmarking to the Group’s competitors at the same development stage.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are all located in Japan, no geographical segment information of long-lived assets is presented. The CODM does not review any information regarding total assets on a reportable segment basis.

(v) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes liability for any such contingencies if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter. For the years ended July 31, 2025 and 2026, the Group did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Group’s financial position, results of operations, and cash flows.

The Group had contractual payment obligations under its operating lease agreements with the landlords.

(w) Recently issued accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Recently issued accounting pronouncements issued but not yet adopted

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer to reduce diversity in practice and improve the decision usefulness and operability of the guidance for share-based consideration payable to a customer in conjunction with selling goods or services. The ASU is effective for fiscal years beginning after December 15, 2026 with updates to be applied on a retrospective or modified retrospective basis. Early adoption is permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which establishes consistent recognition and measurement guidance for government grants received by business entities. The ASU requires recognition only when it is probable that grant conditions will be met and the grant will be received, and provides a choice between a deferred income approach or a cost accumulation approach for asset-related grants. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2028, and for all other entities for fiscal years beginning after December 15, 2029. Early adoption is permitted. The Group is currently evaluating the impact of adoption on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This update clarifies interim disclosure requirements and the applicability of Topic 270, including a comprehensive list of required interim disclosures and a principle to disclose material post-year-end events in interim reports. It also clarifies the types, form, and content of interim financial statements to improve consistency. ASU 2025-11 is effective for public business entities for interim periods in fiscal years beginning after December 15, 2027, and for all other entities for interim periods in fiscal years beginning after December 15, 2028. Early adoption is permitted, and entities can apply the guidance either prospectively or retrospectively. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance and apply to all reporting entities within the scope of the affected accounting guidance. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In April 2026, the FASB issued ASU 2026-01, Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock. The ASU requires entities to initially measure paid-in-kind (PIK) dividends on equity-classified preferred stock using the stated PIK dividend rate in the preferred stock agreement, eliminating diversity in practice where some entities previously measured such dividends based on the fair value of the preferred stock at the dividend date. The guidance applies to all entities that issue equity-classified preferred stock, including those classified as temporary equity under ASC 480-10-S99-3A. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted for financial statements that have not yet been issued or made available for issuance. The Group is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.